OTHER EXPENSES - OTHER OPERATING (INCOME) EXPENSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Expense [Abstract]
Disclosure of detailed information about other operating expense

For the years ended December 31,	2019	2018
Change in provisions (i)	$6.8	$12.9
Write-down of tax recoverables and other assets	25.6	25.6
Gain on sale of subsidiaries (Note 6)	(273.1)	(73.7)
Loss (gain) on sale of other assets	2.4	(3.6)
Mark-to-market loss (gain) on deferred share compensation	3.3	—
Net mark-to-market (gain) loss on investments	(1.9)	9.8
Reorganization costs	3.8	10.1
Other expenses (ii)	10.7	9.5
Other operating income, net	$(222.4)	$(9.3)
(i)Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.
	(ii)Other expenses is comprised primarily of contributions to social and infrastructure development causes in jurisdictions where the Company is active, and legal expenses. In 2018, other expenses also included $7.2 million of business transaction costs.
Change in provisions	$ 6.8	$ 12.9
Write-down of tax recoverables and other assets	25.6	25.6
Gain on sale of subsidiaries (Note 6)	(273.1)	(73.7)
Gains (losses) on disposals of other non-current assets	(2.4)	3.6
Mark-To-Market Gain (Loss) On Deferred Share Units	3.3	0.0
Mark-To-Market (Gain) Loss On Warrants	(1.9)	9.8
Reorganization costs	3.8	10.1
Other expenses	10.7	9.5
Other operating income (expense)	$ (222.4)	(9.3)
Business transaction costs		$ 7.2